Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Voyage Expenses And Vessel Operating Expenses
Voyage Expenses and Vessel Operating Expenses

11. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2023	2022	2021
Voyage expenses:
Commissions	$6,781	$6,134	$4,278
Bunkers	5,418	7,365	4,204
Port expenses	2,246	1,819	1,633
Other	475	918	583
Total	$14,920	$16,236	$10,698
Vessel operating expenses:
Crew costs and related costs	$39,266	$34,385	$22,575
Insurance expense	6,529	5,261	4,029
Spares, repairs, maintenance and other expenses	13,871	8,103	6,784
Stores and lubricants	9,818	7,512	5,288
Management fees (Note 4)	11,337	9,610	6,295
Other operating expenses	4,868	2,589	2,151
Total	$85,689	$67,460	$47,122